Fair Value Measurements - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Teekay Tankers - Level 3 - Time-charter Swap Agreement - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	$ 208	$ 0
Settlements	(1,106)	(2,154)
Realized and unrealized gain	898	2,362
Fair value at the end of the year	$ 0	$ 208